(Loss) Income Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Net (Loss) Income per Common Share
Schedule of Basic And Diluted (Loss) Income Per Share

The following table sets forth the information needed to compute basic and diluted (loss) income per share for the three months ended March 31, 2026 and 2025:

	Three Months Ended March 31,
	2026	2025
Basic and diluted net (loss) income per share:
Numerator:
Net (loss) income	$(897,857)	$323,665
Basic and diluted net (loss) income per share	$(0.02)	$0.01

Denominator
Weighted-average shares outstanding	36,953,087	36,920,226
Diluted Shares	36,953,087	36,920,226

The following table sets forth the information needed to compute basic and diluted loss per common share for the years ended December 31, 2025 and 2024:

	2025	2024
Basic and diluted net loss per share:
Numerator:
Net loss	$(1,793,227)	$(2,479,661)
Basic and diluted net loss per share	$(0.05)	$(0.07)

Denominator
Weighted-average shares outstanding	36,920,226	36,688,266
Diluted Shares	36,920,226	36,688,266

Schedule of Anti-dilutive Shares

For the years ended December 31, 2025 and 2024, the following warrants, contingent earnout shares, performance based management earnout shares, were excluded from the computation of diluted net loss per common share, as the inclusion would have been anti-dilutive.

	2025	2024
Anti-dilutive shares excluded from net loss per share
Warrants Outstanding	14,107,989	14,107,989
Contingent Earnout Shares	26,000,000	26,000,000
Performance Based Management Earnout	-	2,000,000
Total Anti-dilutive shares excluded from net loss per share	40,107,989	42,107,989